Series A Convertible Preferred Stock (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 10, 2015	Dec. 07, 2015	Mar. 31, 2016	Jun. 30, 2016	Mar. 02, 2016	Jun. 30, 2015
Series A Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Authorized					20,000,000		20,000,000
Preferred Stock, Conversion Basis			The Series A Stock had a conversion feature at the option of the holder that could be converted at any time at a conversion rate of $1.95, subject to adjustment, into common stock. The shares also had a mandatory conversion feature at the same conversion rate if one of the following events occurs: 1) Upon vote or consent of 2/3 of the then outstanding Series A Stock; 2) Upon the Companys listing to NASDAQ Stockmarket or the NYSE MKT and the Companys common stock trades for 30 days for at least 155% of the Series A Stock conversion price; or 3) the Company closes an underwritten public offering of at least $15 million in gross proceeds with an offering price of at least 155% of the Series A Stock conversion price. The Series A Stocks conversion price was subject to weighted average anti-dilution protection, as defined, and was subject to adjustments for stock splits, dividends, and similar events.
Preferred Stock, Redemption Price Per Share	$ 1.95
Preferred Stock Shares Issued	512,820				0		0
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 1,000,000
Series A Convertible Preferred Stock [Member]
Series A Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Authorized			15,000,000
Preferred Stock, Dividend Rate, Percentage			6.00%
Preferred Stock, Redemption Price Per Share		$ 1.95				$ 1.95
Preferred Stock Shares Issued		1,025,699				1,716,487
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 1,803,548		$ 2,956,975
Preferred Stock, Accretion of Redemption Discount					$ 22,846
Dividends Preferred Stock, Shares					71,708
Conversion of Stock, Shares Converted					3,326,714
Conversion Of Stock, Conversion Price					$ 1.95
Conversion Of Stock, Exchange Shares And Exchange Warrants Issued					5,897,677
Conversion Of Stock, Excess Fair Value Of Securities					$ 5,811,700
Conversion Of Stock, Gain On Conversion Of Stock					$ 2,929,084
Convertible Preferred Stock, Terms of Conversion					Series A stockholder to exchange the Conversion Shares into shares of common stock and related warrants equal to the Series A Preferred Stock purchase price plus accrued dividends at an exchange rate of $1.10 per Exchange Share and related Exchange Warrant.
Series A Convertible Preferred Stock [Member] | Warrant [Member]
Series A Convertible Preferred Stock [Line Items]
Payments of Debt Issuance Costs		90,852		159,311
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Series A Convertible Preferred Stock [Line Items]
Payments of Debt Issuance Costs		$ 105,715		$ 231,214